Label	Element	Value
PACE® Intermediate Fixed Income Investments
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Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® Select Advisors Trust

Prospectus Supplement | May 8, 2017

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2016, as supplemented.

•  PACE® Intermediate Fixed Income Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment strategies and policies of PACE Intermediate Fixed Income Investments. Effective immediately, the fund no longer maintains a targeted dollar-weighted average maturity (previously, the fund maintained a dollar-weighted average maturity of approximately five to ten years).

Second, this supplement updates certain information regarding the diversification classification under the Investment Company Act of 1940, as amended, for PACE Intermediate Fixed Income Investments, PACE Global Fixed Income Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments. Each fund has recently changed its classification from a non-diversified investment company to a diversified investment company. The relevant disclosure in the Prospectuses and the SAI is changed effective as of the date of this supplement.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Intermediate Fixed Income Investments
Strategy [Heading]	rr_StrategyHeading	I. PACE Intermediate Fixed Income Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The section captioned "Principal strategies" and sub-captioned "Principal investments" on page 10 of the Multi-Class Prospectus and beginning on page 12 of the Class P Prospectus is revised by replacing the first and second sentences of the third paragraph of that section in their entirety with the following:

The fund invests in bonds of varying maturities. It normally limits its overall portfolio duration to within +/- 50% of the duration of the Bloomberg Barclays US Aggregate Index (Bloomberg Barclays US Intermediate Government/Credit Index prior to April 1, 2017), as calculated by the investment advisor, which as of March 31, 2017 was approximately 5.72 years.

Risk [Heading]	rr_RiskHeading	II. Diversification Classifications
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The section captioned "Fund summary" and sub-captioned "Principal risks" for each of PACE Intermediate Fixed Income Investments, PACE Global Fixed Income Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments in the Prospectuses is revised by deleting "Non-diversification risk" in its entirety as a principal risk factor.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.